Income Taxes - Summary Of Operating Loss Carry forwards And Tax Credit Carry forward (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Domestic Tax Authority [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount		$ 727
Domestic Tax Authority [Member] | Minimum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Tax Credit Carry forward, Expiration Year	2034
Domestic Tax Authority [Member] | Maximum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Tax Credit Carry forward, Expiration Year	2042
Domestic Tax Authority [Member] | Post December 31, 2017
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 33,756
Operating Loss Carry forwards, Description of Expiration		Do not expire
Domestic Tax Authority [Member] | Pre January 1, 2018
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 3,799
Domestic Tax Authority [Member] | Pre January 1, 2018 | Minimum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2028
Domestic Tax Authority [Member] | Pre January 1, 2018 | Maximum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2037
State and Local Jurisdiction [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating loss carryforwards		30,072
Tax credit carryforward, amount		$ 462
Tax Credit Carry forward, Expiration Year		Do not expire
State and Local Jurisdiction [Member] | Minimum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2029
State and Local Jurisdiction [Member] | Maximum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2042